Goodwill and Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill [Roll Forward]
Balance	$ 0
Acquisitions	704,884
Foreign currency translation and other adjustments	0
Balance	$ 704,884